Other income (expense) and finance costs - Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interest and other income	$ 8,856	$ 2,742
Gain on disposal of mining licenses	0	7,296
Flow-through shares renouncement	0	3,702
Asset retirement obligation provision for closed facilities	(13)	(1,566)
Gain (loss) on disposal of assets	2,959	(815)
Other income	$ 11,802	$ 11,359